THE BOND FUND OF AMERICA, INC.
                               333 South Hope Street
                              Los Angeles, California  90071
                                  (213) 486-9200



                                                         March 5, 1997


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004


 Re: The Bond Fund of America, Inc.
     File Nos 2-50700
              811-2444

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 2/28/97 of Registrant's Post-Effective Amendment No. 41 under The Securities Act of 1933 and Amendment No. 22 under The Investment Company Act of 1940.

       Sincerely,

       Julie F. Williams
       Secretary